Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000088645
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class C
C000034316
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class I
C000002902
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		55,980	68,200	65,213	85,749	101,527	130,675	107,010	135,143	168,955	199,165
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,734	13,337	12,234	15,481	15,914	19,918	18,416	20,527	23,477	27,212
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,734	13,337	12,234	15,481	15,914	19,918	18,416	20,527	23,477	27,212
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	50,000		58,670	66,684	61,170	77,404	79,571	99,591	92,082	102,635	117,383	136,059
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,734	$ 13,337	$ 12,234	$ 15,481	$ 15,914	$ 19,918	$ 18,416	$ 20,527	$ 23,477	$ 27,212